Property and Equipment	12 Months Ended
Dec. 31, 2013
Property and Equipment
Property and Equipment

6.  Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2013	2012
Buildings and leasehold improvements	$1,086.6	$930.9
Furniture, fixtures and equipment	571.3	425.5
Total	1,657.9	1,356.4
Less: Accumulated depreciation	(425.7)	(342.7)
Property and equipment, net	$1,232.2	$1,013.7

As of December 31, 2013 and 2012, approximately $27.8 million and $27.3 million, respectively, of capitalized interest is included in buildings and leasehold improvements and is being depreciated over the useful life of the related assets.